Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 23,415,133
Net operating losses carried forward, expiration	expire beginning in fiscal 2025
Income tax rate	21.00%	21.00%